NATURE OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1: NATURE OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Hyzon Motors, Inc. (“Hyzon” or “the Company”), headquartered in Honeoye Falls, New York, was incorporated in the State of Delaware on January 21, 2020 as a wholly owned subsidiary of Hymas Pte. Ltd. (“Hymas”). Hymas is a wholly owned subsidiary of Horizon Fuel Cell Technologies (“Horizon”). Hyzon was formed to focus on accelerating the energy transition through the manufacturing and supply of hydrogen fuel cell-powered commercial vehicles across the North American, European, and Australasian regions. Since its inception, the Company has devoted substantially all of its efforts in research and development activities, including recruiting management and technical staff, raising capital, building the infrastructure to support the future production of Hydrogen Fuel Cell trucks and buses and supply of hydrogen fuel cell systems for forklift, truck, bus, aircraft, train, and marine applications, and has not yet generated any revenue.

On October 30, 2020, Hyzon entered into a joint venture agreement (the “JV Agreement”) with Holthausen Clean Technology Investment B.V. (“Holthausen”) (together referred to as the “Shareholders”) to establish a venture in the Netherlands called Hyzon Motors Europe B.V. (“Hyzon Europe”). The Shareholders will combine their resources in accordance with the JV Agreement, with the intention to mass commercialize fuel cell trucks within the European Union and nearby markets such as the United Kingdom, the Nordic countries and Switzerland through Hyzon Europe. Hyzon and Holthausen have 50.5% and 49.5% ownership interest in the equity of Hyzon Europe, respectively.

On February 8, 2021, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) with Decarbonization Plus Acquisition Corporation (“DCRB”) to affect a business combination between DCRB and the Company with the Company surviving the merger and DCRB ceasing to exist. The consummation of the proposed business combination is subject to receipt of the requisite approval of the stockholders of each DCRB and Hyzon and the fulfillment of other closing conditions stated in the Business Combination Agreement.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) pursuant to the requirements and rules of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance refers to US GAAP as found in US Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of Hyzon Motors, Inc. and our subsidiaries and consolidated affiliates, Hyzon Motors Australia and Hyzon Europe. All intercompany accounts and transactions are eliminated in consolidation. Hyzon Europe has been determined to be a variable-interest entity, and the Company has determined that it is the primary beneficiary, and accordingly, the results are included in the Company’s consolidated financial statements. The 49.5% interest not owned by the Company is accounted for as a noncontrolling interest.

Unaudited Condensed Interim Financial Information

The condensed consolidated balance sheet as of December 31, 2020 was derived from the Company’s audited financial statements but does not include all disclosures required by GAAP. The accompanying unaudited condensed consolidated financial statements as of March 31, 2021 and for the periods ended March 31, 2021 and 2020, have been prepared by the Company, pursuant to the rules and regulations of the SEC, for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the period from inception to December 31, 2020 included in the section entitled “Hyzon Audited Financial Statements” beginning on page F-56 of this prospectus. In the opinion of management, all adjustments, including those of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial position as of March 31, 2021 and consolidated results of operations for the periods ended March 31, 2021 and 2020 and consolidated cash flows for the periods ended March 31, 2021 and 2020 have been made. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2021. The December 31, 2020 balance sheet information was derived from the audited consolidated financial statements as of that date.

Liquidity

As a startup company with significant growth plans, the Company’s ability to access capital is critical. Management plans to continue to raise capital through a combination of private and public equity, and debt financing. The Company’s ability to access capital when needed is not assured, and if unavailable may require the Company to delay or abandon development programs and/or operations.

In accordance with ASC Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through March 31, 2021, the Company has funded its operations primarily with cash flows from proceeds from the sale of its common stock and proceeds from issuance of convertible notes. However, the Company has recognized net losses since inception and has an accumulated deficit of $32.4 million as of March 31, 2021.

Following the issuance of convertible notes resulting in $45 million in proceeds (see Note 6), the Company has $47.8 million in unrestricted cash on hand as of March 31, 2021. Management expects that the Company’s cash will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements.

Risks and Uncertainties

The Company is subject to a variety of risks and uncertainties common to early stage companies that have not yet commenced principle operations including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.

NOTE 1: NATURE OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Hyzon Motors Inc. (“Hyzon” or “the Company”), headquartered in Rochester, New York, was incorporated in the State of Delaware on January 21, 2020 as a wholly owned subsidiary of Hymas Pte. Ltd. (“Hymas”). Hymas is a wholly owned subsidiary of Horizon Fuel Cell Technologies (“Horizon”). Hyzon was formed to focus on accelerating the energy transition through the manufacturing and supply of hydrogen fuel cell-powered commercial vehicles across the North American, European, and Australasian regions. Since its inception, the Company has devoted substantially all of its efforts in research and development activities, including recruiting management and technical staff, raising capital, building the infrastructure to support the future production of Hydrogen Fuel Cell trucks and buses and supply of hydrogen fuel cell systems for forklift, truck, bus, aircraft, train, and marine applications, and has not yet generated any revenue.

On October 30, 2020, Hyzon entered into a joint venture agreement (the “JV Agreement”) with Holthausen Clean Technology Investment B.V. (“Holthausen”) (together referred to as the “Shareholders”) to establish a venture in the Netherlands called Hyzon Motors Europe B.V. (“Hyzon Europe”). The Shareholders will combine their resources in accordance with the JV Agreement, with the intention to mass commercialize fuel cell trucks within the European Union and nearby markets such as the United Kingdom, the Nordic countries and Switzerland through Hyzon Europe. Hyzon and Holthausen have 50.5% and 49.5% ownership interest in the equity of Hyzon Europe, respectively.

As described in further detail in Note 14, on February 8, 2021, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) with Decarbonization Plus Acquisition Corporation (“DCRB”) to affect a business combination between DCRB and the Company with the Company surviving the merger and DCRB ceasing to exist. The consummation of the proposed business combination is subject to receipt of the requisite approval of the stockholders of each DCRB and Hyzon and the fulfillment of other closing conditions stated in the Business Combination Agreement.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Any reference in these notes to applicable guidance refers to US GAAP as found in US Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of Hyzon Motors Inc. and our subsidiaries and consolidated affiliates, Hyzon Motors Australia and Hyzon Europe. All intercompany accounts and transactions are eliminated in consolidation. Hyzon Europe has been determined to be a variable-interest entity, and the Company has determined that it is the primary beneficiary, and accordingly, the results are included in the Company’s consolidated financial statements. The 49.5% interest not owned by the Company is accounted for as a noncontrolling interest.

Liquidity

As a startup company with significant growth plans, the Company’s ability to access capital is critical. Management plans to raise capital through a combination of private and public equity, and debt financing. The Company’s ability to access capital when needed is not assured, and if unavailable may require the Company to delay or abandon development programs and/or operations.

In accordance with ASC Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through December 31, 2020, the Company has funded its operations primarily with cash flows from proceeds from the sale of its common stock and proceeds from issuance of convertible notes. However, the Company recognized a net loss of $14.4 million for the period from January 21, 2020 (date of inception) to December 31, 2020 and has an accumulated deficit of $14.3 million as of December 31, 2020.

As described in further detail in Note 14, in February 2021, the Company issued convertible notes to an investor and received $45 million in proceeds. Management expects that the Company’s cash will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements.

Risks and Uncertainties

The Company is subject to a variety of risks and uncertainties common to early stage companies that have not yet commenced principle operations including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.